Share-Based Compensation - Number of Awards Outstanding (Detail) Unit_pure in Thousands	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Disclosure Of Number And Weighted Average Exercise Price Of Outstanding Awards [Line Items]
Ending balance	2,598
Exercisable	593
Beginning balance	6,331	8,450
Granted	1,379	2,084
Exercised	(2,251)	(3,698)
Forfeited	(298)	(505)
Ending balance	5,161	6,331
Exercisable	593	577
Beginning balance	$ 54.06	$ 42.36
Granted	88.78	75.96
Exercised	44.60	40.05
Ending balance	65.11	54.06
Exercisable	$ 56.46	$ 44.35
TSRUs [Member]
Disclosure Of Number And Weighted Average Exercise Price Of Outstanding Awards [Line Items]
Beginning balance	2,125	2,495
Granted	580	573
Exercised	(940)	(660)
Forfeited	(151)	(283)
Ending balance	1,614	2,125
Exercisable	0
PRSUs [Member]
Disclosure Of Number And Weighted Average Exercise Price Of Outstanding Awards [Line Items]
Beginning balance	745	881
Granted	286	398
Exercised	0	(463)
Forfeited	(82)	(71)
Ending balance	949	745
Exercisable	0
Stock Options [Member]
Disclosure Of Number And Weighted Average Exercise Price Of Outstanding Awards [Line Items]
Beginning balance	3,461	5,074
Granted	513	1,113
Exercised	(1,311)	(2,575)
Forfeited	(65)	(151)
Ending balance	2,598	3,461
Exercisable	593	577